Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Disclosure of operating segments
Information About Reportable Segments:

	2020
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	3,560	2,726	—	2,054	8,341
Grant revenue	32	3,395	—	—	3,427
Total revenue	3,592	6,121	—	2,054	11,768
General and administrative expenses	(2,112)	(15,061)	—	(32,267)	(49,440)
Research and development expenses	(41,583)	(40,043)	—	(234)	(81,859)
Total operating expense	(43,695)	(55,104)	—	(32,500)	(131,299)
Other income/(expense):
Gain/(loss) on investments held at fair value	—	—	—	232,674	232,674
Loss realized on sale of investments	—	—	—	(54,976)	(54,976)
Gain/(loss) on disposal of assets	(15)	(15)	—	—	(30)
Other income/(expense)	—	100	—	965	1,065
Total other income/(expense)	(15)	85	—	178,662	178,732
Net finance income/(costs)	19	(5,204)	—	(930)	(6,115)
Share of net income/(loss) of associates accounted for using the equity method	—	—	—	(34,117)	(34,117)
Income/(loss) before taxes	(40,098)	(54,102)	—	113,170	18,969
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(36,770)	(44,181)	—	121,644	40,694
Finance income/(costs) – subsidiary preferred shares	—	—	—	—	—
Finance income/(costs) – IFRS 9 fair value accounting	—	(4,351)	—	—	(4,351)
Share-based payment expense	(2,491)	(2,822)	—	(5,405)	(10,718)
Depreciation of tangible assets	(838)	(1,560)	—	(1,547)	(3,945)
Amortization of ROU assets	—	(1,186)	—	(1,523)	(2,709)
Amortization of intangible assets	—	(1)	—	—	(1)
Taxation	—	(1)	—	(14,400)	(14,401)
Income/(loss) for the year	(40,098)	(54,103)	—	98,769	4,568
Other comprehensive income/(loss)	—	—	—	469	469
Total comprehensive income/(loss) for the year	(40,098)	(54,103)	—	99,238	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(40,098)	(52,701)	—	99,253	6,454
Non-controlling interests	—	(1,402)	—	(15)	(1,417)
Consolidated Statements of Financial Position:
Total assets	87,917	68,731	—	833,347	989,994
Total liabilities	117,964	212,542	—	5,949	336,455
Net assets/(liabilities)	(30,047)	(143,812)	—	827,397	653,539

	2019
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	6,064	2,487	—	137	8,688
Grant revenue	15	1,104	—	—	1,119
Total revenue	6,079	3,591	—	137	9,807
General and administrative expenses	(2,385)	(14,436)	(10,439)	(32,098)	(59,358)
Research and development expenses	(25,977)	(42,780)	(15,555)	(1,536)	(85,848)
Total operating expense	(28,362)	(57,216)	(25,994)	(33,634)	(145,206)
Other income/(expense):
Gain on deconsolidation	—	—	—	264,409	264,409
Gain/(loss) on investments held at fair value	—	—	—	(37,863)	(37,863)
Gain/(loss) on disposal of assets	17	(39)	—	(60)	(82)
Gain on loss of significant influence	—	—	—	445,582	445,582
Other income/(expense)	—	166	—	(45)	121
Other income/(expense)	17	127	—	672,023	672,167
Net finance income/(costs)	—	(16,947)	(30,141)	941	(46,147)
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	30,791	30,791
Impairment of investment in associate	—	—	—	(42,938)	(42,938)
Income/(loss) before taxes	(22,266)	(70,445)	(56,135)	627,320	478,474
(Loss)/income before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(21,889)	(48,996)	(21,873)	640,298	547,540
Finance income/(costs) – subsidiary preferred shares	—	107	(1,564)	(1)	(1,458)
Finance income/(costs) – IFRS 9 fair value accounting	—	(17,294)	(28,737)	(444)	(46,475)
Share-based payment expense	(5)	(1,678)	(3,543)	(9,242)	(14,468)
Depreciation of tangible assets	(376)	(1,531)	(207)	(1,114)	(3,228)
Amortization of ROU assets	—	(1,060)	(83)	(2,177)	(3,320)
Amortization of intangible assets	4	7	(128)	—	(117)
Taxation	—	(134)	(162)	(112,113)	(112,409)
Income/(loss) for the year	(22,266)	(70,579)	(56,297)	515,207	366,065
Other comprehensive income/(loss)	—	—	(10)	—	(10)
Total comprehensive income/(loss) for the year	(22,266)	(70,579)	(56,307)	515,207	366,055
Total comprehensive income/(loss) attributable to:
Owners of the Company	(7,002)	(54,717)	(32,353)	515,207	421,133
Non-controlling interests	(15,264)	(15,862)	(23,953)	—	(55,079)
Consolidated Statements of Financial Position:
Total assets	17,614	41,612	—	881,952	941,178
Total liabilities	12,076	132,935	—	145,768	290,779
Net (liabilities)/assets	5,538	(91,324)	—	736,184	650,399

	2018
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Loss
Contract revenue	2,110	14,233	—	29	16,371
Grant revenue	86	4,271	20	—	4,377
Total revenue	2,195	18,504	20	29	20,748
General and administrative expenses	(1,498)	(10,212)	(16,385)	(19,270)	(47,365)
Research and development expenses	(8,929)	(36,930)	(29,851)	(1,692)	(77,402)
Total operating expense	(10,427)	(47,142)	(46,236)	(20,962)	(124,768)
Other income/(expense):
Gain on deconsolidation	—	—	—	41,730	41,730
Gain/(loss) on investments held at fair value	—	—	—	(34,615)	(34,615)
Gain/(loss) on disposal of assets	—	—	—	4,054	4,054
Gain on loss of significant influence	—	—	—	10,287	10,287
Other income/(expense)	—		104	(405)	(302)
Other income/(expense)	—	—	104	21,051	21,155
Net finance income/(costs)		5,341	5,945	14,631	25,918
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(11,490)	(11,490)
Income/(loss) before taxes	(8,232)	(23,297)	(40,167)	3,258	(68,438)
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(8,210)	(24,344)	(38,761)	(4,235)	(75,550)
Finance income/(costs) – subsidiary preferred shares	—	—	—	(106)	(106)
Finance income/(costs) – IAS 39 fair value accounting	—	5,341	5,516	11,775	22,632
Share-based payment expense	(11)	(2,465)	(6,262)	(3,899)	(12,637)
Depreciation of tangible assets	(7)	(1,823)	(390)	(256)	(2,476)
Amortization of intangible assets	(4)	(6)	(270)	(22)	(302)
Taxation	—	(381)	(185)	(1,655)	(2,221)
Income/(loss) for the year	(8,454)	(26,206)	(41,239)	5,239	(70,659)
Other comprehensive income/(loss)	—	(214)	—	(26)	(240)
Total comprehensive income/(loss) for the year	(8,454)	(26,420)	(41,239)	5,213	(70,899)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(1,139)	(15,710)	(32,260)	5,213	(43,894)
Non-controlling interests	(7,315)	(10,710)	(8,980)	—	(27,005)
Consolidated Statements of Financial Position:
Total assets	2,984	15,603	35,934	387,240	441,761
Total liabilities	13,366	60,992	202,161	(1,731)	274,787
Net (liabilities)/assets	(10,381)	(45,389)	(166,227)	388,970	166,973